INCOME TAXES (Details 2)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 PRC USD ($)	Dec. 31, 2012 PRC CNY	Dec. 31, 2011 PRC USD ($)	Dec. 31, 2010 PRC USD ($)	Dec. 31, 2012 Switzerland USD ($)	Dec. 31, 2011 Switzerland USD ($)	Dec. 31, 2010 Switzerland USD ($)	Dec. 31, 2012 United States USD ($)	Dec. 31, 2011 United States USD ($)	Dec. 31, 2010 United States USD ($)	Dec. 31, 2012 Other jurisdictions USD ($)	Dec. 31, 2011 Other jurisdictions USD ($)	Dec. 31, 2010 Other jurisdictions USD ($)
TAX EXPENSE
Period of statute of limitations				3 years	3 years
Period of statute of limitations under special circumstances				5 years	5 years
Minimum underpayment of income tax liability, specifically listed as a special circumstance				$ 15,900	100,000
Period of statute of limitations for transfer pricing related adjustment				10 years	10 years
Unrecognized tax benefits pertaining to uncertain tax positions	0	0
Period for which significant increase in unrecognized tax benefit is not expected	12 months
Income (loss) before income taxes:
Income (loss) before income taxes	(291,960,599)	(30,510,623)	359,522,178
Total income (loss) before income taxes				(185,318,162)		(3,556,550)	181,458,007
Total income (loss) before income taxes								(51,593,606)	(5,581,319)	200,309,460	(36,911,818)	1,023,440	7,704,044	(18,137,013)	(22,396,194)	(29,949,333)
Current tax expense:
Total current tax expense	(1,146,156)	11,889,228	57,525,649
Total current tax expense				1,946,775		7,416,997	32,166,137
Total current tax expense								(4,327,859)		21,802,460	876,505	3,249,978	3,457,769	358,423	1,222,253	99,283
Deferred tax (benefit) expense:
Total deferred tax benefit	(24,258,916)	(4,579,609)	(9,456,451)
Total deferred tax benefit				(27,888,483)		(1,742,264)	(9,011,416)
Total deferred tax benefit								762,913	534,770	(68,883)	3,211,018	(2,834,865)	(376,152)	(344,364)	(537,250)
Total income taxes expense (benefit)	$ (25,405,072)	$ 7,309,619	$ 48,069,198